Goodwill (Tables)	3 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Three Months Ended	Year Ended
	March 31, 2020	December 31, 2019
	(in thousands)
Opening balance	$883,170	$756,260
Current period acquisitions (Note 6)	25,411	126,932
Prior period acquisitions	(70)	—
Foreign exchange movement	(15,478)	(22)

Closing balance	$893,033	$883,170